Payroll costs, share based payments and management incentive schemes - Number of Persons Employed by the Company (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Employee Information [Line Items]
Wages and salaries		€ 126.7	€ 200.8	€ 205.4	€ 0.0
Social security costs		27.5	42.0	45.9	0.0
Other pension costs		6.0	14.6	13.2	0.0
Total payroll costs		€ 160.2	€ 257.4	€ 264.5	€ 0.0
Predecessor
Employee Information [Line Items]
Wages and salaries	€ 72.1
Social security costs	12.5
Other pension costs	4.2
Total payroll costs	€ 88.8